Property, plant and equipment, net (Tables)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

	As of March 31,
	2023	2022

Computer equipment	$5,791	$5,352
Office equipment, fixtures and furniture	16,578	37,119
Subtotal	22,369	42,471
Less: Accumulated depreciation	(17,597)	(35,464)
Total	$4,772	$7,007

	As of March 31,
	2022	2021

Computer equipment	$22,690	$22,690
Office equipment, fixtures and furniture	22,178	22,178
Subtotal	44,868	44,868
Less: Accumulated depreciation	(34,209)	(29,515)
Total	$10,659	$15,353